Share Capital	12 Months Ended
Dec. 31, 2024
Share Capital [Abstract]
Share capital
15.	Share capital

a)	Authorized share capital

Unlimited subordinate voting shares without par value and conferring 1 vote per share.

Unlimited proportionate voting shares without par value, conferring 200 votes per share, convertible at the holder’s option into subordinate voting shares on a basis of 200 subordinate voting shares for 1 proportionate voting shares.

b)	Subordinate voting shares and proportionate voting shares issued

Year ended December 31, 2024

(i) On August 15, 2024, the Company completed a private placement consisting of 3,636,363 units of the Company at a purchase price of $1.10 per unit for gross proceeds of $4 million Each unit is comprised of one subordinate voting share of the Company and one warrant, with each warrant entitling the holder to purchase one additional share. The warrants have an exercise price of $2.00 per share and exercise period of three years from the issuance date. No securities were offered or sold to Canadian residents in connection with the private placement.

(ii) During the year ended December 31, 2024, the Company issued 3,600 subordinate voting shares at an average share price of $1.5158 for a total aggregate of $5,457 pursuant to the at-the-market equity program.

Year ended December 31, 2023

(iii) During the year ended September 30, 2023, the Company issued 556,954 subordinate voting shares at an average share price of $1.927 for a total aggregate of $1,073,244 pursuant to the at-the-market equity program.

Year ended December 31, 2022

(iv) On March 9, 2022, the Company closed a private placement with a single institutional investor, for (a) 2,729,748 subordinate voting shares at a purchase price of CAD$4.40 per subordinate voting share and associated warrant, (b) 300,000 pre-funded warrants (Pre-funded Warrants) at an exercise price of $0.0001 per subordinate voting shares, at an offering price of CAD$4.3999 per Pre-Funded Warrant and associated warrant and (iii) 3,029,748 common share purchase warrants (the “Warrants”) for aggregate gross cash proceeds of $10,424,453 (CAD$13,330,861) and the cancellation of warrants. The Warrants have an exercise price of CAD$6.25 per share and exercise period of three and one-half years from the issuance date. A fair value of $7,007,643 was assigned to the warrants. The Pre-Funded Warrants were assigned a fair value of $1,022,915 based on the cash received and are accounted for as financial liabilities at amortized cost. The Pre-Funded Warrants were exercised in September 2022, the financial liability together with the cash received of $30 and initial issuance costs was then accounted as an increase in share capital of

$927,463.

In connection with the private placement, the investor has agreed to cancel existing warrants to purchase 1,248,440 common subordinate voting shares of the Company at an exercise price of CAD$9.42 per share issued in March 16, 2021 expiring on March 16, 2024 and the existing warrants to purchase 1,781,308 common subordinate voting shares of the Company at an exercise price of CAD$7.11 issued in April 9, 2021 expiring on April 9, 2025. The cancellation was considered as part of the proceeds of the above mentioned private placement and was accounted for as an increase in share capital of $5,887,616 for total proceeds from the private placement of $15,255,979.

H.C. Wainwright & Co. acted as the exclusive placement agent and received cash commission and expenses totalling $1,080,584 and 242,380 non-transferable broker warrants. Each broker warrant entitles the holder to purchase one subordinate voting share at an exercise price of CAD$6.25 at any time for a period of three and one-half years from the issuance date. The broker warrants were assigned a fair value of $535,009 for total issuance costs of $1,615,593 of which $695,170 is recorded in net income as the cost of issuance of the warrants classified as liabilities and $102,138 in reduction of the Pre-Funded Warrants.

The grant date fair value of $535,009 for the 242,380 broker warrants was determined using the Black-Scholes pricing model and the following assumptions and inputs: share price of CAD$3.78; exercise price of CAD$6.25; expected dividend yield of 0%; expected volatility of 136% which is based on comparable companies; risk-free interest rate of 1.62%; and an expected average life of three and one-half years.

(v) During May 2022, the Company received approval to undertake, at the Company’s discretion, a normal course issuer bid program to purchase up to 1,219,762 of its subordinate voting shares for cancellation. As at December 31, 2022, the Company repurchased 165,200 subordinate voting shares for a total repurchase price of $255,525.

(vi) On November 1, 2022, the Company issued 19,391 subordinate voting shares (valued at $13,816) to settle a debt of $92,825 with a creditor.